Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Compensation and benefits	$ 7,517	$ 8,747
Research and development costs	13,712	11,311
Professional fees	3,008	3,449
Other liabilities	277	160
Total accrued expenses and other liabilities	$ 24,513	$ 23,667